Income taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income taxes
Schedule of changes in deferred tax

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2019	9,217	1,882	7,335
Effect in income statement	1,121	(56)	1,177
Translation adjustment	(2,352)	(127)	(2,225)
Other comprehensive income	1,818	(68)	1,886
Balance at June 30, 2020	9,804	1,631	8,173

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2018	6,908	1,532	5,376
Effect in income statement	731	(41)	772
Translation adjustment	68	40	28
Other comprehensive income	(9)	(62)	53
Balance at June 30, 2019	7,698	1,469	6,229

Schedule of amount presented as income taxes in the income statement reconciled to the rate established by law

	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Income (loss) before income taxes	1,064	331	576	(1,976)
Income taxes at statutory rate ‐ 34%	(362)	(112)	(196)	672
Adjustments that affect the basis of taxes:
Tax incentives	179	29	489	61
Equity results	14	31	(23)	67
Addition (reversal) of tax loss carryforward	(6)	(267)	394	(495)
Others	30	(154)	(160)	(146)
Income taxes	(145)	(473)	504	159